Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities	a. Marketable securities:

	March 31,
	2023	2022
Short-term marketable securities	$575,814	$522,028
Long-term marketable securities	404,896	435,189
	$980,710	$957,217

Summary of Both Short-Term and Long-Term Marketable Securities
b.
The following is a summary of both short-term and long-term marketable securities by type:

	March 31,
	2023				2022
	Amortized Cost	Gross Unrealized Gain (Loss) through Other Comprehensive Income	Gross Unrealized Gain (Loss) through Profit & Loss	Market Value	Amortized Cost	Gross Unrealized Gain (Loss) through Other Comprehensive Income	Gross Unrealized Gain (Loss) through Profit & Loss	Market Value
Marketable securities:
Corporate bonds	$625,760	$(12,844)	$—	$612,915	$743,624	$(11,840)	$—	$731,784
Government securities	210,607	(309)	—	210,298	106,235	(531)	—	105,703
Commercial paper	60,240	(18)	—	60,223	22,678	(121)	—	22,557
Preferred stock - debt instrument	2,983	(760)	—	2,223	2,685	(235)	—	2,449
Preferred stock - equity instrument	11,854	—	(3,472)	8,382	11,649	—	(1,616)	10,034
Certificates of deposit	71,682	(135)	—	71,547	46,296	(144)	—	46,152
Municipal bonds	8,070	(202)	—	7,868	26,683	(276)	—	26,408
Other securities	7,434	(182)	—	7,253	12,261	(132)	—	12,129
Total marketable securities	$998,632	$(14,450)	$(3,472)	$980,710	$972,111	$(13,279)	$(1,616)	$957,217

Estimated Fair Value of Marketable Securities by Contractual Maturity
c.
The estimated fair value of marketable securities as of March 31, 2023 and 2022, by contractual maturity, are as follows:

	March 31,
	2023		2022
	Amortized	Market	Amortized	Market
	Cost	Value	Cost	Value
Available-for-sale marketable securities:
Matures in less than five years	$983,794	$970,105	$953,150	$940,212
Matures in more than five years	3,223	2,462	7,312	6,971
	987,017	972,567	960,462	947,183
Investment at fair value through Profit & Loss	11,615	8,143	11,649	10,034
	$998,632	$980,710	$972,111	$957,217